Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2013
Capital Requirements
Schedule of the Company's and the bank subsidiaries' actual capital amounts and ratios
	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2013:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,442,837	20.36%	$566,870	8.00%	N/A	N/A
International Bank of Commerce, Laredo	1,035,189	16.96	488,303	8.00	$610,378	10.00%
International Bank of Commerce, Brownsville	143,879	27.63	41,652	8.00	52,065	10.00
International Bank of Commerce, Zapata	57,675	32.65	14,130	8.00	17,663	10.00
Commerce Bank	64,585	36.45	14,175	8.00	17,719	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,369,657	19.33%	$283,435	4.00%	N/A	N/A
International Bank of Commerce, Laredo	969,731	15.89	244,151	4.00	$366,227	6.00%
International Bank of Commerce, Brownsville	138,467	26.60	20,826	4.00	31,239	6.00
International Bank of Commerce, Zapata	56,459	31.96	7,065	4.00	10,598	6.00
Commerce Bank	63,491	35.83	7,087	4.00	10,631	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,369,657	11.61%	$472,044	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	969,731	10.09	384,497	4.00	480,622	5.00%
International Bank of Commerce, Brownsville	138,467	13.33	41,553	4.00	51,942	5.00
International Bank of Commerce, Zapata	56,459	10.64	21,219	4.00	26,523	5.00
Commerce Bank	63,491	11.88	21,372	4.00	26,715	5.00

	Actual		For Capital Adequacy Purposes		To Be Well-Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
			(greater than or equal to)	(greater than or equal to)	(greater than or equal to)	(greater than or equal to)
	(Dollars in Thousands)
As of December 31, 2012:
Total Capital (to Risk Weighted Assets):
Consolidated	$1,328,089	20.60%	$515,695	8.00%	N/A	N/A
International Bank of Commerce, Laredo	945,384	17.19	440,038	8.00	$550,048	10.00%
International Bank of Commerce, Brownsville	128,788	27.36	37,659	8.00	47,074	10.00
International Bank of Commerce, Zapata	54,542	33.14	13,166	8.00	16,458	10.00
Commerce Bank	60,982	34.52	14,131	8.00	17,664	10.00
Tier 1 Capital (to Risk Weighted Assets):
Consolidated	$1,266,799	19.65%	$257,848	4.00%	N/A	N/A
International Bank of Commerce, Laredo	892,888	16.23	220,019	4.00	$330,029	6.00%
International Bank of Commerce, Brownsville	123,361	26.21	18,830	4.00	28,245	6.00
International Bank of Commerce, Zapata	52,967	32.18	6,583	4.00	9,875	6.00
Commerce Bank	59,200	33.52	7,065	4.00	10,598	6.00
Tier 1 Capital (to Average Assets):
Consolidated	$1,266,799	10.86%	$466,624	4.00%	$ N/A	N/A
International Bank of Commerce, Laredo	892,888	9.26	385,621	4.00	482,026	5.00%
International Bank of Commerce, Brownsville	123,361	13.79	35,787	4.00	44,734	5.00
International Bank of Commerce, Zapata	52,967	10.64	19,918	4.00	24,897	5.00
Commerce Bank	59,200	11.27	21,004	4.00	26,255	5.00